Revenue, Sales Revenue from Contracts with Customers (Details) - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Revenue [Abstract]
Sales revenue from contracts with customers		$ 230,165	$ 254,597		$ 0
Other revenue	[1]	(6,800)	(53,724)		0
Total revenue	[2],[3]	$ 223,365	$ 200,873	[4]	$ 0	[4]

[1]	Other revenue relates predominantly to provisional pricing adjustments recognised at fair value.
[2]	Revenue is primarily presented by the geographical destination of the product.
[3]	Revenue relates solely to the sale of spodumene concentrate from North American Lithium. Refer to Note 5 (b) for a disaggregation of revenue by primary geographical market.
[4]	Refer to Note 32 for details on restatement of prior period comparatives.